Jul. 01, 2020
T. Rowe Price
Tax-Exempt
Money Fund
Supplement to Prospectus Dated July 1, 2020

On or around August 23, 2021, the T. Rowe Price California
Tax-Free
Money Fund and T. Rowe Price New York
Tax-Free
Money Fund (each an “
Acquired Fund
”) are each expected to reorganize into the T. Rowe Price
Tax-Exempt
Money Fund (the “
Fund
”) subject to approval of each Acquired Fund’s shareholders. Shareholders of the Acquired Funds will receive shares of the Fund’s corresponding share class as part of each reorganization.
Additionally, the Fund’s Board of Directors approved changes to the management fee structure resulting in a reduced management fee, effective April 1, 2021. Currently, the Fund’s management fee consists of a group fee component that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the funds-of-funds,
TRP Reserve Funds, Multi-Sector Account Portfolios, and any index or private label mutual funds) and an individual fund fee component. The individual fund fee rate is 0.10% of the Fund’s average daily net assets. On October 1, 2020, the annual group fee rate was 0.29% of the Fund’s average daily net assets. In addition, T. Rowe Price Associates, Inc., has contractually agreed at least through June 30, 2021, to waive a portion of its management fees in order to limit the fund’s management fees to 0.28% of the Fund’s average daily net assets.
Effective April 1, 2021, the arrangement limiting the overall management fee to 0.28% will be terminated and the separate group fee and individual fund fee component of the management fee will be eliminated, and the fund will begin paying T. Rowe Price an annual investment management fee of 0.19% based on the Fund’s average daily net assets.
Effective April 1, 2021, the following changes will be made to the prospectus:
The fee table and expense example on page 1 will be revised as follows:
Fees and Expenses of the Fund

	Investor Class		I Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	a	—

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.19	% b	0.19	% b
Distribution and service (12b-1) fees	—		—
Other expenses	0.16		0.07	c
Total annual fund operating expenses	0.35	b	0.26	b
Fee waiver/expense reimbursement	—		(0.02	) c
Total annual fund operating expenses after fee waiver/expense reimbursement	0.35	b	0.24	b,c

a	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
b	Restated to reflect current fees.
c
T. Rowe Price Associates, Inc., has contractually agreed (through June 30, 2021) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after June 30, 2021, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$36	$113	$197	$443
I Class	25	82	144	329